Fair Value (Tables)	12 Months Ended
Mar. 31, 2026
Measured at fair value on a recurring basis [member]
Statement [LineItems]
Financial Assets and Financial Liabilities
Assets and liabilities measured at fair value on a recurring basis as of March 31, 2025 and 2026 consist of the following:

	Yen (millions)
As of March 31, 2025	Level 1	Level 2	Level 3	Total
Other financial assets:
Financial assets measured at fair value through profit or loss:
Derivatives
Foreign exchange instruments	¥—	¥71,516	¥—	¥71,516
Interest rate instruments	—	50,612	—	50,612
Other	—		10,949	10,949

Total	—	122,128	10,949	133,077

Debt securities	56,070	73,648	4,486	134,204
Financial assets measured at fair value through other comprehensive income:
Debt securities	—	34,872	—	34,872
Equity securities	384,409	—	50,183	434,592

Total	¥440,479	¥230,648	¥65,618	¥736,745

Other financial liabilities:
Financial liabilities measured at fair value through profit or loss:
Derivatives
Foreign exchange instruments	¥—	¥70,495	¥—	¥70,495
Interest rate instruments	—	101,049	—	101,049
Other	—	86	—	86

Total	—	171,630	—	171,630

Total	¥—	¥171,630	¥—	¥171,630

There were no transfers between Level 1 and Level 2 for the year ended March 31, 2025.

	Yen (millions)
As of March 31, 2026	Level 1	Level 2	Level 3	Total
Other financial assets:
Financial assets measured at fair value through profit or loss:
Derivatives
Foreign exchange instruments	¥—	¥133,616	¥—	¥133,616
Interest rate instruments	—	36,465	—	36,465
Other	—	209	11,954	12,163

Total	—	170,290	11,954	182,244

Debt securities	32,936	90,102	4,796	127,834
Financial assets measured at fair value through other comprehensive income:
Debt securities	—	31,920	—	31,920
Equity securities	564,285	—	69,590	633,875
Derivatives to which hedge accounting is applied	—	64,541	—	64,541

Total	¥597,221	¥356,853	¥86,340	¥1,040,414

Other financial liabilities:
Financial liabilities measured at fair value through profit or loss:
Derivatives
Foreign exchange instruments	¥—	¥51,870	¥—	¥51,870
Interest rate instruments	—	70,607	—	70,607
Other	—	—	—	—

Total	—	122,477	—	122,477

Total	¥—	¥122,477	¥—	¥122,477

Measured at fair value on a recurring basis [member] | Level 3 [member]
Statement [LineItems]
Financial Assets and Financial Liabilities
The changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the years ended March 31, 2025 and 2026 are as follows:

	Yen (millions)
For the year ended March 31, 2025	Derivatives	Debt securities	Equity securities
Balance as of April 1, 2024	¥5,806	¥4,542	¥115,214

Total gains or losses:
Profit or loss	5,339	(153)	—
Other comprehensive income	—	—	29,617
Purchases	—	—	3,304
Sales	—	—	(96,232)
Transfer to level 1 due to listing	—	—	(15)
Exchange differences on translating foreign operations	(196)	97	(171)
Other	—	—	(1,534)

Balance as of March 31, 2025	¥10,949	¥4,486	¥50,183

Unrealized gains or losses included in profit or loss on assets held at March 31, 2025	¥5,339	¥(153)	¥—

	Yen (millions)
For the year ended March 31, 2026	Derivatives	Debt securities	Equity securities
Balance as of April 1, 2025	¥10,949	¥4,486	¥50,183

Total gains or losses:
Profit or loss	302	—	—
Other comprehensive income	—	—	6,152
Purchases	—	—	11,221
Sales	—	—	(662)
Transfer to level 1 due to listing	—	—	—
Exchange differences on translating foreign operations	703	310	1,564
Other	—	—	1,132

Balance as of March 31, 2026	¥11,954	¥4,796	¥69,590

Unrealized gains or losses included in profit or loss on assets held at March 31, 2026	¥302	¥—	¥—

Explanatory notes:

1.	Gains or losses included in profit or loss for the years ended March 31, 2025 and 2026 are included in other, net in finance income and finance costs in the consolidated statements of income.
2.
Gains or losses on equity securities included in other comprehensive income for the years ended March 31, 2025 and 2026 are included in net changes in revaluation of financial assets measured at fair value through other comprehensive income under items that will not be reclassified to profit or loss in the consolidated statements of comprehensive income.

At cost [member]
Statement [LineItems]
Financial Assets and Financial Liabilities
The carrying amounts and fair values of financial assets and financial liabilities measured at amortized cost as of March 31, 2025 and 2026 are as follows:

	Yen (millions)
	2025		2026
	Carrying amount	Fair value	Carrying amount	Fair value
Receivables from financial services	¥8,928,617	¥8,845,750	¥9,893,496	¥9,819,841
Debt securities	84,018	84,018	41,564	41,564
Financing liabilities	11,451,267	11,388,668	13,479,863	13,407,833